Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Mar. 26, 2022	Dec. 31, 2021	Sep. 25, 2021	Dec. 31, 2020	Sep. 26, 2020
Common Class A [Member]
Common stock, shares authorized		7,071,424		7,071,424		5,997,632
Common stock, shares, issued		6,444,373		5,997,632
Common stock, shares outstanding		5,997,632		5,997,632		5,997,632
Common Class A [Member] | Not Subject To Redemption [Member]
Common stock, par value			$ 0.0001
Common Class B [Member]
Preferred stock, shares authorized		1		1
Preferred stock, shares issued		1		1
Preferred stock, shares outstanding		1		1
Common stock, par value					$ 0.0001
Common Class B One [Member]
Temporary equity shares issued				1
Preferred stock, shares authorized		2		2
Preferred stock, shares issued		1		1		1
Preferred stock, shares outstanding		1		1		1
Common Class C [Member]
Preferred stock, shares authorized				1
Preferred stock, shares issued				1		1
Preferred stock, shares outstanding				1		1
Common stock, shares authorized				428,571
Common stock, shares, issued				428,571		428,571
Common stock, shares outstanding				428,571		428,571
Common Unit, Authorized		428,571		428,571
Common Unit, Outstanding		428,571		428,571
Common Unit, Issued		428,571		428,571
SVF INVESTMENT CORP. 3 [Member]
Preferred stock par value	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued	0		0		0
Preferred stock, shares outstanding	0		0		0
SVF INVESTMENT CORP. 3 [Member] | Common Class A [Member]
Temporary equity, shares subject to possible redemption, par value	$ 0.0001		$ 0.0001		$ 0.0001
Temporary equity shares issued	32,000,000		32,000,000		0
Temporary equity shares outstanding	32,000,000		32,000,000		0
Temporary equity, redemption price per share	$ 10		$ 10		$ 10
Common stock, shares authorized	200,000,000		200,000,000
SVF INVESTMENT CORP. 3 [Member] | Common Class A [Member] | Not Subject To Redemption [Member]
Temporary equity shares outstanding			32,000,000
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized			200,000,000		200,000,000
Common stock, shares, issued	1,040,000		1,040,000		0
Common stock, shares outstanding	1,040,000		1,040,000		0
SVF INVESTMENT CORP. 3 [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	20,000,000		20,000,000		20,000,000
Common stock, shares, issued	8,000,000		8,000,000		8,000,000
Common stock, shares outstanding	8,000,000		8,000,000		8,000,000